Sales in Advance of Carriage - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of sales in advance of carriage [abstract]
Revenue recognised as sales in advance of carriage	¥ 7,279